COVER LETTER

January 31, 2023

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Advantage Funds

(1933 Act File No. 333-256698; 1940 Act File No. 811-23703)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A which was filed electronically on January 31, 2023.

Please address any questions or comments to the undersigned at (413) 744-0748.

Very truly yours,

/s/Sadie R. Gordon

Sadie R. Gordon

Lead Counsel, Investment Adviser & Mutual Funds, Massachusetts Mutual Life Insurance Company